Consolidated Statements of Cash Flows (USD $)	12 Months Ended		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities
Net Loss For The Year	$ (580,330)	$ (1,447,031)	$ (13,942,735)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	10,294	12,412	70,515
Accretion expense.	0	0	48,000
Common stock issued for services	207,925	327,250	3,112,893
Common stock subscribed for services	0	0	1,467,500
Impairment of mineral properties	0	0	910,000
Impairment of property and equipment.	0	0	8,033
Loss (gain) on sale of property and equipment	(869)	9,544	8,675
Loss (gain) on forgiveness of debt	0	444,361	(390,029)
Loss (gain) on fair value of derivatives	(50,874)	57,388	48,729
Stock-based compensation	0	0	4,952,286
Changes in operating assets and liabilities:
Amounts receivable	4,531	(4,531)	0
Prepaid Expenses	0	0	76,222
Accounts Payable and Accrued Liabilities	3,171	63,639	(96,761)
Net Cash Used In Operating Activities	(406,152)	(536,968)	(3,726,672)
Investing Activities
Acquisition of Mineral Properties	0	0	(110,000)
Proceeds from sale of assets	4,000	20,000	24,000
Purchase of property and equipment	(18,113)	0	(135,034)
Net Cash Used in Investing Activities	(14,113)	20,000	(221,034)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	810,000	525,000	3,390,500
Proceeds from loans payable	0	0	59,810
Proceeds from related parties, net	(11,500)	(8,778)	876,294
Net Cash Provided By Financing Activities	798,500	516,222	4,326,604
Increase (Decrease) in Cash	378,235	(746)	378,898
Cash - Beginning of Period	779	1,525	116
Cash - End of Period	379,014	779	379,014
Supplemental Disclosures
Interest paid	0	0	0
Income tax paid	0	0	0
Non-Cash Investing and Financing Activities
Cancellation of common shares	(439,475)	0	(860,231)
Common shares issued to acquire mineral properties	0	0	800,000
Common shares issued to settle debt	0	245,194	1,321,794
Common shares issued for finders' fees	49,000	0	112,000
Common shares issued for prepaid services	0	0	476,222
Subscribed common stock issued for services	56,000	0	56,000
Subscribed common stock issued (cash received in prior period)	$ 250,000	$ 0	$ 250,000